Segments and Geographic Information - Summary of Significant Revenues in Following Regions (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	$ 1,622	$ 1,649	$ 7,017	$ 6,147
North America [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	1,300	1,349	5,632	4,779
Asia [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	213	178	943	905
Europe [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	90	109	393	355
All Other Regions [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	$ 19	$ 13	$ 49	$ 108